Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Cash held by acting commodity futures brokers administrating open contracts	$ 10,766,143	$ 31,907,877
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Holdings [Line Items]
Cash held by acting commodity futures brokers administrating open contracts	6,506,899	25,873,811
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Holdings [Line Items]
Cash held by acting commodity futures brokers administrating open contracts	$ 11,291,063	$ 38,457,819